CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	500,000	500,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	350,000,000	350,000,000
Ordinary shares, shares issued	6,724,675	7,724,675
Ordinary shares, shares outstanding	6,724,675	7,724,675
Class B Ordinary [Shares]
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	612,255	612,255
Ordinary shares, shares outstanding	612,255	612,255